Cash and Restricted Cash (Details) - Schedule of consolidated balance sheets and statements of cash flows - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Schedule of consolidated balance sheets and statements of cash flows [Abstract]
Cash	$ 14,888,644	$ 3,426,467	$ 8,111,409
Restricted Cash	808,923	$ 1,367,630	1,470,486
Total cash and restricted cash presented in the consolidated statement of cash flows	$ 15,697,567		$ 9,581,895